Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 41.9%
Banks - 2.4%
Bank of America Corp.	25,750	$ 1,328,443
JPMorgan Chase & Co.	4,250	1,340,577
		2,669,020
Beverages - 0.8%
PepsiCo, Inc.	6,600	926,904
Biotechnology - 1.3%
AbbVie, Inc.	6,275	1,452,914
Capital Markets - 4.9%
Blackrock, Inc.	1,600	1,865,392
CME Group, Inc.	5,925	1,600,876
Morgan Stanley	11,700	1,859,832
		5,326,100
Chemicals - 0.8%
Air Products & Chemicals, Inc.	3,100	845,432
Electric Utilities - 1.6%
NextEra Energy, Inc.	23,250	1,755,142
Electrical Equipment - 0.8%
Rockwell Automation, Inc.	2,450	856,349
Electronic Equipment, Instruments & Components - 1.2%
TE Connectivity PLC	6,200	1,361,086
Food Products - 0.7%
Hershey Co.	4,225	790,286
Ground Transportation - 1.4%
Union Pacific Corp.	6,400	1,512,768
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	8,650	1,158,581
Medtronic PLC	15,750	1,500,030
		2,658,611
Health Care Providers & Services - 0.6%
Elevance Health, Inc.	2,050	662,396
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	2,100	638,169
Starbucks Corp.	6,400	541,440
		1,179,609
Household Products - 1.5%
Colgate-Palmolive Co.	9,150	731,451
Procter & Gamble Co.	5,775	887,329
		1,618,780
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	7,050	1,484,025
Insurance - 0.8%
Marsh & McLennan Cos., Inc.	4,325	871,617
IT Services - 0.5%
Accenture PLC, Class A	2,425	598,005
	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.5%
Caterpillar, Inc.	1,300	$ 620,295
Cummins, Inc.	1,900	802,503
Illinois Tool Works, Inc.	5,200	1,355,952
		2,778,750
Media - 0.8%
Comcast Corp., Class A	28,100	882,902
Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	7,700	1,195,733
ConocoPhillips	7,400	699,966
EOG Resources, Inc.	11,300	1,266,956
Exxon Mobil Corp.	8,100	913,275
		4,075,930
Pharmaceuticals - 1.9%
Johnson & Johnson	11,000	2,039,620
Professional Services - 1.4%
Automatic Data Processing, Inc.	5,050	1,482,175
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	2,700	663,390
Texas Instruments, Inc.	7,700	1,414,721
		2,078,111
Specialized REITs - 1.0%
American Tower Corp.	5,850	1,125,072
Specialty Retail - 2.7%
Home Depot, Inc.	4,225	1,711,928
Lowe's Cos., Inc.	5,200	1,306,812
		3,018,740
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	10,440	727,981
Trading Companies & Distributors - 1.1%
Fastenal Co.	24,800	1,216,192
Total Common Stocks (Cost $38,323,311)		45,994,517

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.4%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	$ 1,432,376	1,211,236
2.50%, 02/01/2032 - 01/01/2052	2,210,517	1,931,705
3.00%, 09/01/2042 - 08/01/2052	1,594,913	1,437,857
3.50%, 11/01/2040 - 05/01/2052	1,707,387	1,582,837
4.00%, 04/01/2033 - 03/01/2047	126,769	124,650
4.50%, 08/01/2039 - 12/01/2052	414,119	410,348
5.00%, 05/01/2040 - 02/01/2053	2,251,616	2,250,703
5.50%, 01/01/2037 - 02/01/2054	1,331,544	1,356,258
6.00%, 09/01/2053	556,798	572,784
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	59,556	60,776
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	$ 3,374,423	$ 2,992,164
3.00%, 12/01/2028 - 01/01/2049	1,736,549	1,608,576
3.50%, 12/01/2031 - 08/01/2052	2,015,357	1,870,246
4.00%, 02/01/2035 - 09/01/2052	2,871,508	2,731,474
4.50%, 05/01/2038 - 07/01/2053	1,797,414	1,768,343
5.00%, 10/01/2052 - 12/01/2052	1,151,265	1,148,235
5.50%, 10/01/2052 - 05/01/2054	1,511,686	1,530,332
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	90,551	88,441
3.50%, 04/25/2031	72,776	71,512
5.50%, 05/25/2051 - 10/25/2051	1,297,011	1,313,449
Federal National Mortgage Association-ACES
3.21% (A), 11/25/2027	407,492	401,586
Government National Mortgage Association
3.50%, 12/15/2042	27,404	25,618
4.00%, 12/15/2039	3,328	3,215
4.50%, 08/15/2040	1,393	1,388
Government National Mortgage Association REMICS
4.50%, 03/16/2065	241,800	238,845
Total U.S. Government Agency Obligations (Cost $27,694,005)		26,732,578
CORPORATE DEBT SECURITIES - 17.4%
Aerospace & Defense - 0.2%
BAE Systems PLC
5.30%, 03/26/2034 (B)	250,000	259,061
Banks - 4.4%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	300,000	284,169
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	250,000	233,572
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (A), 05/24/2033	200,000	202,417
Fixed until 09/19/2034, 5.41% (A), 09/19/2039	150,000	150,508
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	200,000	194,922
Fixed until 07/27/2028, 6.34% (A), 07/27/2029	100,000	105,367
Goldman Sachs Group, Inc.
Fixed until 04/23/2030, 5.22% (A), 04/23/2031	250,000	258,526
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (A), 08/15/2036	300,000	256,790
JPMorgan Chase & Co.
Fixed until 01/23/2034, 5.34% (A), 01/23/2035	250,000	259,844
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (A), 02/22/2031	$ 250,000	$ 260,464
Morgan Stanley
Fixed until 01/18/2034, 5.47% (A), 01/18/2035	250,000	260,386
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	250,000	283,238
Royal Bank of Canada
5.15%, 02/01/2034	175,000	182,316
State Street Corp.
Fixed until 11/01/2029, 3.03% (A), 11/01/2034	125,000	117,298
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	249,810
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	200,000	203,200
Fixed until 06/08/2033, 5.87% (A), 06/08/2034	300,000	317,858
U.S. Bancorp
Fixed until 02/01/2033, 4.84% (A), 02/01/2034	225,000	225,985
Fixed until 01/23/2029, 5.38% (A), 01/23/2030	125,000	129,240
UBS Group AG
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	200,000	200,665
Wells Fargo & Co.
Fixed until 01/22/2029, 5.20% (A), 01/23/2030	125,000	128,737
Fixed until 07/25/2028, 5.57% (A), 07/25/2029	250,000	259,088
		4,764,400
Beverages - 0.3%
Diageo Investment Corp.
5.13%, 08/15/2030	200,000	207,215
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	145,005
		352,220
Biotechnology - 0.2%
Amgen, Inc.
5.65%, 03/02/2053	75,000	74,808
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	179,559
		254,367
Building Products - 0.4%
Carrier Global Corp.
3.58%, 04/05/2050	34,000	25,356
6.20%, 03/15/2054	98,000	106,264
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	265,649
		397,269
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.2%
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	$ 200,000	$ 198,858
Chemicals - 0.3%
LYB International Finance III LLC
3.63%, 04/01/2051	100,000	66,919
Nutrien Ltd.
5.80%, 03/27/2053	250,000	254,203
		321,122
Commercial Services & Supplies - 0.6%
PayPal Holdings, Inc.
5.10%, 04/01/2035	100,000	102,275
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	280,064
Textron, Inc.
2.45%, 03/15/2031	250,000	225,106
		607,445
Communications Equipment - 0.2%
AT&T, Inc.
2.25%, 02/01/2032	200,000	175,092
4.75%, 05/15/2046	75,000	66,973
		242,065
Consumer Staples Distribution & Retail - 0.4%
Lowe's Cos., Inc.
3.00%, 10/15/2050	150,000	97,048
Tractor Supply Co.
5.25%, 05/15/2033	100,000	103,110
Walmart, Inc.
4.90%, 04/28/2035	250,000	257,165
		457,323
Containers & Packaging - 0.1%
WRKCo, Inc.
3.90%, 06/01/2028	125,000	123,964
Diversified REITs - 0.3%
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	179,934
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	182,050
		361,984
Electric Utilities - 0.7%
DTE Electric Co.
5.40%, 04/01/2053	250,000	247,819
Duke Energy Corp.
3.75%, 09/01/2046	250,000	191,650
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	163,364
PECO Energy Co.
3.05%, 03/15/2051	250,000	164,923
		767,756
Electronic Equipment, Instruments & Components - 0.2%
Vontier Corp.
1.80%, 04/01/2026	200,000	197,237
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	$ 250,000	$ 251,873
American Express Co.
Fixed until 10/30/2030, 6.49% (A), 10/30/2031	250,000	274,000
Capital One Financial Corp.
Fixed until 05/10/2027, 4.93% (A), 05/10/2028	200,000	202,060
Fixed until 06/08/2028, 6.31% (A), 06/08/2029	200,000	209,802
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	250,000	222,355
6.20%, 04/14/2034	100,000	106,320
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (B)	250,000	179,441
Synchrony Financial
3.70%, 08/04/2026	100,000	99,356
		1,545,207
Food Products - 0.4%
J.M. Smucker Co.
6.20%, 11/15/2033	250,000	271,532
Mars, Inc.
5.20%, 03/01/2035 (B)	100,000	102,214
5.70%, 05/01/2055 (B)	100,000	101,294
		475,040
Health Care Providers & Services - 0.5%
Cigna Group
4.38%, 10/15/2028	50,000	50,263
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	350,000	316,431
Humana, Inc.
5.38%, 04/15/2031	150,000	154,292
		520,986
Health Care REITs - 0.3%
Healthpeak OP LLC
3.25%, 07/15/2026	150,000	148,923
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	208,792
		357,715
Insurance - 1.2%
Aflac, Inc.
4.75%, 01/15/2049	250,000	224,288
American International Group, Inc.
4.75%, 04/01/2048	100,000	90,479
Athene Holding Ltd.
6.25%, 04/01/2054	125,000	127,436
Empower Finance 2020 LP
3.08%, 09/17/2051 (B)	350,000	227,658
Five Corners Funding Trust II
2.85%, 05/15/2030 (B)	250,000	234,181
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (B)	100,000	71,072
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Old Republic International Corp.
3.85%, 06/11/2051	$ 250,000	$ 181,308
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (B)	200,000	137,787
		1,294,209
IT Services - 0.4%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051	250,000	175,669
8.35%, 07/15/2046	19,000	24,693
HP, Inc.
2.65%, 06/17/2031	250,000	225,515
		425,877
Oil, Gas & Consumable Fuels - 3.1%
Devon Energy Corp.
5.20%, 09/15/2034 (C)	400,000	398,269
Diamondback Energy, Inc.
5.40%, 04/18/2034	295,000	301,160
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	237,856
Enbridge, Inc.
5.70%, 03/08/2033	125,000	131,545
Energy Transfer LP
5.25%, 04/15/2029	100,000	102,886
6.55%, 12/01/2033	250,000	273,447
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	190,777
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	339,955
Marathon Petroleum Corp.
3.80%, 04/01/2028	175,000	173,290
MPLX LP
2.65%, 08/15/2030	400,000	367,233
Phillips 66
4.65%, 11/15/2034	100,000	97,608
Valero Energy Corp.
4.00%, 06/01/2052	100,000	74,364
5.15%, 02/15/2030	150,000	154,409
6.63%, 06/15/2037	250,000	277,217
Valero Energy Partners LP
4.50%, 03/15/2028	250,000	251,948
		3,371,964
Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (B)	250,000	251,406
Pharmaceuticals - 0.2%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/2053	200,000	193,277
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.80%, 06/15/2030	125,000	126,985
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Retail REITs - 0.2%
Realty Income Corp.
4.85%, 03/15/2030 (C)	$ 200,000	$ 205,097
Semiconductors & Semiconductor Equipment - 0.0% *
Broadcom, Inc.
3.19%, 11/15/2036 (B)	9,000	7,680
Software - 0.7%
Fiserv, Inc.
3.50%, 07/01/2029	200,000	194,388
Oracle Corp.
3.95%, 03/25/2051	250,000	185,877
Paychex, Inc.
5.60%, 04/15/2035	200,000	209,376
VMware LLC
2.20%, 08/15/2031	250,000	220,506
		810,147
Technology Hardware, Storage & Peripherals - 0.2%
CDW LLC/CDW Finance Corp.
5.10%, 03/01/2030	204,000	207,617
		207,617
Total Corporate Debt Securities (Cost $20,074,862)		19,098,278
U.S. GOVERNMENT OBLIGATIONS - 11.8%
U.S. Treasury - 11.8%
U.S. Treasury Bonds
2.00%, 02/15/2050	700,000	418,606
2.75%, 08/15/2042 - 11/15/2042	1,800,000	1,397,836
3.00%, 05/15/2047	750,000	570,996
3.75%, 08/15/2041	250,000	227,197
4.13%, 08/15/2053	1,100,000	994,254
4.25%, 08/15/2054	1,000,000	923,125
4.38%, 05/15/2041	500,000	491,309
4.63%, 05/15/2044	715,000	709,777
U.S. Treasury Notes
2.63%, 02/15/2029	1,500,000	1,451,367
3.88%, 11/30/2029	1,000,000	1,006,445
4.00%, 02/29/2028 - 02/15/2034	2,150,000	2,163,873
4.13%, 11/15/2032	250,000	252,910
4.38%, 05/15/2034	1,000,000	1,023,125
4.63%, 06/15/2027 - 09/30/2028	1,300,000	1,330,449
Total U.S. Government Obligations (Cost $13,887,931)		12,961,269
MORTGAGE-BACKED SECURITIES - 2.8%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1, 1.72% (A), 02/25/2055 (B)	13,820	13,714
CIM Trust
Series 2021-J2, Class A4, 2.50% (A), 04/25/2051 (B)	244,778	220,417
FREMF Mortgage Trust
Series 2020-K106, Class B, 3.68% (A), 03/25/2053 (B)	250,000	235,722
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust
Series 2021-NQM1, Class A1, 0.87% (A), 01/25/2066 (B)	$ 115,179	$ 103,031
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2, 2.50% (A), 05/25/2051 (B)	143,611	118,372
JPMorgan Mortgage Trust
Series 2021-1, Class A3, 2.50% (A), 06/25/2051 (B)	406,223	337,705
Series 2021-3, Class A3, 2.50% (A), 07/25/2051 (B)	191,167	158,913
Series 2021-6, Class A4, 2.50% (A), 10/25/2051 (B)	484,456	435,256
Series 2024-5, Class A4, 6.00% (A), 11/25/2054 (B)	151,438	153,264
JPMorgan Wealth Management
Series 2020-ATR1, Class A3, 3.00% (A), 02/25/2050 (B)	96,206	84,359
PSMC Trust
Series 2021-1, Class A11, 2.50% (A), 03/25/2051 (B)	288,160	257,469
RCKT Mortgage Trust
Series 2021-6, Class A5, 2.50% (A), 12/25/2051 (B)	280,755	250,223
Sequoia Mortgage Trust
Series 2013-7, Class A2, 3.00% (A), 06/25/2043	169,804	153,169
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.54% (A), 10/27/2064 (B)	425,757	426,524
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2, 2.50% (A), 09/25/2051 (B)	176,442	146,231
Total Mortgage-Backed Securities (Cost $3,464,552)		3,094,369
ASSET-BACKED SECURITIES - 0.6%
Carmax Auto Owner Trust
Series 2022-3, Class A4, 4.06%, 02/15/2028	203,000	202,902
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (B)	163,607	164,612
Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (B)	61,492	61,787
Series 2023-1, Class A2, 5.51%, 01/22/2029 (B)	53,166	53,315
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2024-CES1, Class A1A, 5.85% (A), 01/25/2064 (B)	$ 187,706	$ 189,026
Total Asset-Backed Securities (Cost $663,892)		671,642
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Massachusetts - 0.0% *
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,039
Total Municipal Government Obligation (Cost $35,000)		35,039

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (D)	611,820	611,820
Total Other Investment Company (Cost $611,820)		611,820

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.65% (D), dated 09/30/2025, to be repurchased at $892,545 on 10/01/2025. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $910,549.	$ 892,504	892,504
Total Repurchase Agreement (Cost $892,504)		892,504
Total Investments (Cost $105,647,877)		110,092,016
Net Other Assets (Liabilities) - (0.3)%		(275,520)
Net Assets - 100.0%		$ 109,816,496
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$45,994,517	$—	$—	$45,994,517
U.S. Government Agency Obligations	—	26,732,578	—	26,732,578
Corporate Debt Securities	—	19,098,278	—	19,098,278
U.S. Government Obligations	—	12,961,269	—	12,961,269
Mortgage-Backed Securities	—	3,094,369	—	3,094,369
Asset-Backed Securities	—	671,642	—	671,642
Municipal Government Obligation	—	35,039	—	35,039
Other Investment Company	611,820	—	—	611,820
Repurchase Agreement	—	892,504	—	892,504
Total Investments	$46,606,337	$63,485,679	$—	$110,092,016
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $5,498,830, representing 5.0% of the
Portfolio's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $598,717, collateralized by cash collateral of $611,820. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at September 30, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Madison Diversified Income VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust